Related Party Balances and Transactions (Details) - Schedule of Convertible Notes Payable, Related Parties - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Convertible Notes Payable Related Parties [Member]
Related Party Balances and Transactions (Details) - Schedule of Convertible Notes Payable, Related Parties [Line Items]
Related party balances			$ 2,437,574
Account Payable Related Parties [Member]
Related Party Balances and Transactions (Details) - Schedule of Convertible Notes Payable, Related Parties [Line Items]
Related party balances			14,326
Other Payables Related Parties [Member]
Related Party Balances and Transactions (Details) - Schedule of Convertible Notes Payable, Related Parties [Line Items]
Related party balances		1,660
Amount Due to Related Parties [Member]
Related Party Balances and Transactions (Details) - Schedule of Convertible Notes Payable, Related Parties [Line Items]
Related party balances		$ 320,960	2,060,088
CLN [Member] | Convertible Notes Payable Related Parties [Member] | Chuah Su Mei [Member]
Related Party Balances and Transactions (Details) - Schedule of Convertible Notes Payable, Related Parties [Line Items]
Related party balances, description of relationship		Spouse of Kok Pin “Darren” Tan, shareholder of TGL
Related party balances			240,444
Related party, description of transaction		CLN
CLN [Member] | Convertible Notes Payable Related Parties [Member] | Click Development Berhad [Member]
Related Party Balances and Transactions (Details) - Schedule of Convertible Notes Payable, Related Parties [Line Items]
Related party balances, description of relationship		Shareholder of TGL
Related party balances			120,235
Related party, description of transaction		CLN
CLN [Member] | Convertible Notes Payable Related Parties [Member] | Cloudmaxx Sdn Bhd [Member]
Related Party Balances and Transactions (Details) - Schedule of Convertible Notes Payable, Related Parties [Line Items]
Related party balances, description of relationship		Jau Long “Jerry” Ooi and Kok Pin “Darren” Tan are common shareholder
Related party balances			568,305
Related party, description of transaction		CLN
CLN [Member] | Convertible Notes Payable Related Parties [Member] | V Capital Kronos Berhad [Member]
Related Party Balances and Transactions (Details) - Schedule of Convertible Notes Payable, Related Parties [Line Items]
Related party balances, description of relationship		Shareholder of TGL, and Voon Him “Victor” Hoo is the common shareholder
Related party balances			1,400,000
Related party, description of transaction		CLN
CLN [Member] | Convertible Notes Payable Related Parties [Member] | World Cloud Ventures Sdn Bhd [Member]
Related Party Balances and Transactions (Details) - Schedule of Convertible Notes Payable, Related Parties [Line Items]
Related party balances, description of relationship		Jau Long “Jerry” Ooi is the common shareholder
Related party balances			108,590
Related party, description of transaction		CLN
Purchase of inventories [Member] | Account Payable Related Parties [Member] | World Cloud Ventures Sdn Bhd [Member]
Related Party Balances and Transactions (Details) - Schedule of Convertible Notes Payable, Related Parties [Line Items]
Related party balances, description of relationship		Jau Long “Jerry” Ooi is a common shareholder
Related party balances			1,063
Related party, description of transaction		Purchase of inventories
Purchase of inventories [Member] | Account Payable Related Parties [Member] | Ezytronic Sdn Bhd [Member]
Related Party Balances and Transactions (Details) - Schedule of Convertible Notes Payable, Related Parties [Line Items]
Related party balances, description of relationship		Jau Long “Jerry” Ooi is the common shareholder
Related party balances			4,229
Related party, description of transaction		Purchase of inventories
Operating Expense Paid on Behalf [Member] | Other Payables Related Parties [Member] | Ezytronic Sdn Bhd [Member]
Related Party Balances and Transactions (Details) - Schedule of Convertible Notes Payable, Related Parties [Line Items]
Related party balances, description of relationship		Jau Long “Jerry” Ooi is a common shareholder
Related party balances		$ 1,315
Related party, description of transaction	Operating expense paid on behalf	Operating expense paid on behalf
Operating Expense Paid on Behalf [Member] | Other Payables Related Parties [Member] | The Evolutionary Zeal Sdn Bhd [Member]
Related Party Balances and Transactions (Details) - Schedule of Convertible Notes Payable, Related Parties [Line Items]
Related party balances, description of relationship		Shareholder of TGL
Related party balances			9,034
Related party, description of transaction		Purchase of inventories
Consulting Fee [Member] | Other Payables Related Parties [Member] | True Sight Sdn Bhd [Member]
Related Party Balances and Transactions (Details) - Schedule of Convertible Notes Payable, Related Parties [Line Items]
Related party balances, description of relationship		Su Huay “Sue” Chuah, the Company’s former Chief Marketing Officer is the shareholder of this entity
Related party balances		$ 345
Related party, description of transaction	Consulting fee	Consulting fee
Interest-free loan, due on demand [Member] | Amount Due to Related Parties [Member] | Chong Chan “Sam” Teo [Member]
Related Party Balances and Transactions (Details) - Schedule of Convertible Notes Payable, Related Parties [Line Items]
Related party balances, description of relationship		Directors, Chief Executive Officer, and Shareholder of TGL
Related party balances		$ 186,579	197,480
Related party, description of transaction	Interest-free loan, due on demand	Interest-free loan, due on demand
Interest-free loan, due on demand [Member] | Amount Due to Related Parties [Member] | Kok Pin “Darren” Tan [Member]
Related Party Balances and Transactions (Details) - Schedule of Convertible Notes Payable, Related Parties [Line Items]
Related party balances, description of relationship		Shareholder of TGL
Related party balances		$ 134,381	$ 1,862,608
Related party, description of transaction	Interest-free loan, due on demand	Interest-free loan, due on demand